Submission	Mar. 05, 2025
Submission [Line Items]
Central Index Key	0000036966
Registrant Name	FIRST HORIZON CORPORATION
Registration File Number	333-264514
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES